Leases - Maturities of operating lease liabilities under non-cancellable leases (Details)	Dec. 31, 2022 CNY (¥)
Operating lease commitments
2023	¥ 261,058,233
2024	265,552,769
2025	247,539,671
2026	204,062,024
2027	143,088,301
Thereafter	155,132,379
Total undiscounted lease payments	1,276,433,377
Less: imputed interest	(275,716,148)
Operating Lease, Liability, Total	¥ 1,000,717,229